SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2025
SEGMENTED INFORMATION
SEGMENTED INFORMATION	19. SEGMENTED INFORMATION Exploration and development of mineral projects is considered the Company’s single business segment. All of the Company’s E&E assets are located in the USA.